EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE

The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	2021	2020
Net earnings (loss)
Net loss from continuing operations	$(88,732)	$(70,151)
Net (loss) earnings from discontinued operations	(285)	20,810
	$(89,017)	$(49,341)
Weighted average shares used in computation of:
Basic	37,119	36,393
Diluted	37,119	36,393
Basic and diluted net earnings (loss) per share (in dollars):
Continuing operations	$(2.39)	$(1.93)
Discontinued operations	(0.01)	0.57
	$(2.40)	$(1.36)

As the Company incurred losses for the years ended December 31, 2021 and 2020, all equity awards for these years were anti-dilutive and were excluded from the diluted weighted average shares.